Leases - Sale-Leasebacks	12 Months Ended
Jan. 01, 2022
Leases [Abstract]
Leases - Sale-Leasebacks
17. Leases - Sale-Leasebacks
For the year ended January 1, 2022, the Company entered into a Sale Leaseback transaction, accounted for under ASC 840, related to a production, warehousing and distribution facility in Houston, Texas. The Company purchased the facility in September of 2021 for approximately $9.2 million and incurred initial improvements of approximately $0.4 million that were made prior to the facility being sold and immediately leased back to a third party for approximately $9.6 million in December 2021. Due to the nature and timing of this transaction there was no gain or loss recognized by the Company for the year ended January 1, 2022.
The resulting lease entered into by the Company is for an initial term of 15 years with an option to renew for 2 additional 10 year periods. The monthly rental payments escalate each year by a market based index or a flat percentage, whichever is higher. The seller has no continuing involvement related to this transaction for the property in question.
The future minimum lease payments related to the sale-lease are summarized in the following table:

2021
2022	$779
2023	795
2024	810
2025	827
2026	843
Thereafter	9,419

Total	$13,473